Inventories (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventories [Line Items]
Cost of inventories recognised as expense during period	$ 1,062,228	$ 1,069,309
Write-downs (recovery of cost of sales)	3,553	3,999
Peru [Member]
Inventories [Line Items]
Write-downs (recovery of cost of sales)	(557)	(1,446)
Manitoba [Member]
Inventories [Line Items]
Write-downs (recovery of cost of sales)	$ 4,110	$ 5,445